Notes Payable, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Notes Payable Net [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	Gross	Discount	Net	Interest Rate	Maturity Date
TIF loan	$9,654,000	$(1,653,137)	$8,000,863	5.20%	7/31/2048
7% Series A Cumulative Redeemable Preferred Stock	1,800,000	-	1,800,000	7.00%	2/26/2023
City of Canton Loan	3,500,000	(7,392)	3,492,608	5.00%	7/1/2027
New Market/SCF	2,999,989	-	2,999,989	4.00%	12/30/2024
Constellation EME	8,944,408	-	8,944,408	6.05%	12/31/2022
JKP Capital loan	6,953,831	(13,547)	6,940,284	12.00%	12/2/2021
MKG DoubleTree Loan	15,300,000	(354,204)	14,945,796	5.00%	3/31/2022
Convertible PIPE Notes, plus PIK accrual	22,348,617	(13,028,557)	9,320,060	10.00%	3/31/2025
Canton Cooperative Agreement	2,670,000	(179,617)	2,490,383	3.85%	5/15/2040
Aquarian Mortgage Loan	40,000,000	(1,602,604)	38,397,396	10.00%	11/30/2021
Constellation EME #2	5,100,000	-	5,100,000	5.93%	4/30/2026
Total	$119,270,845	$(16,839,058)	$102,431,787

	Gross	Discount	Net
TIF loan	$9,654,000	$(1,666,725)	$7,987,275
Syndicated unsecured term loan	170,090	-	170,090
7% Series A Cumulative Redeemable Preferred Stock	1,800,000	-	1,800,000
Naming rights securitization loan	1,821,559	(113,762)	1,707,797
City of Canton Loan	3,500,000	(7,681)	3,492,319
New Market/SCF	2,999,989	-	2,999,989
Constellation EME	9,900,000	-	9,900,000
Paycheck protection plan loan	390,400	-	390,400
JKP Capital loan	6,953,831	(13,887)	6,939,944
MKG DoubleTree Loan	15,300,000	(443,435)	14,856,565
Convertible PIPE Notes, plus PIK accrual	21,797,670	(13,475,202)	8,322,468
Canton Cooperative Agreement	2,670,000	(181,177)	2,488,823
Aquarian Mortgage Loan	40,000,000	(2,156,303)	37,843,697
Total	$116,957,539	$(18,058,172)	$98,899,367

	Gross	Discount	Net
TIF loan	$9,654,000	$(1,666,725)	$7,987,275
Syndicated unsecured term loan	170,090	-	170,090
Preferred equity loan	1,800,000	-	1,800,000
Naming rights securitization loan	1,821,559	(113,762)	1,707,797
City of Canton Loan	3,500,000	(7,681)	3,492,319
New Market/SCF	2,999,989	-	2,999,989
Constellation EME	9,900,000	-	9,900,000
Paycheck protection plan loan	390,400	-	390,400
JKP Capital loan	6,953,831	(13,887)	6,939,944
MKG DoubleTree Loan	15,300,000	(443,435)	14,856,565
Convertible PIPE Notes, plus PIK accrual	21,797,670	(13,475,202)	8,322,468
Canton Cooperative Agreement	2,670,000	(181,177)	2,488,823
Aquarian Mortgage Loan	40,000,000	(2,156,303)	37,843,697
Total	$116,957,539	$(18,058,172)	$98,899,367

	Gross	Discount	Net
Bridge loan	$65,000,000	$(361,655)	$64,638,345
TIF loan	9,847,000	(1,721,761)	8,125,239
Syndicated unsecured term loan	6,803,530	(2,838,067)	3,965,463
Preferred equity loan	99,603,847	(53,365,911)	46,237,936
Land loan with affiliate	1,273,888	-	1,273,888
Naming rights securitization loan	9,235,845	(566,096)	8,669,749
McKinley Grand Mortgage	1,900,000	(51,787)	1,848,213
CH capital lending	1,807,339	-	1,807,339
Convertible notes	17,310,252	(471,965)	16,838,287
IRG November Note	11,585,792	(67,537)	11,518,255
Total	$224,367,493	$(59,444,779)	$164,922,714

Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	March 31, 2021	December 31, 2020
TIF loan	$131,079	$-
Preferred equity loan	27,125	27,125
New Market/SCF	22,112	-
Constellation EME	-	248,832
Paycheck protection plan loan	-	2,706
City of Canton Loan	8,847	4,472
JKP Capital Note	625,451	416,836
MKG Doubletree loan	-	67,716
Canton Cooperative Agreement	54,035	20,593
Aquarian Mortgage Loan	-	333,333
Total	$868,649	$1,121,613

	December 31, 2020	December 31, 2019
Bridge loan	$-	$2,084,711
Preferred equity loan	27,125	717,286
Land loan with affiliate	-	101,662
Constellation EME	248,832	-
Paycheck protection plan loan	2,706	-
Naming rights securitization loan	-	30,786
City of Canton Loan	4,472	-
Mortgage McKinley Grand	-	41,821
JKP Capital Note	416,836	-
Convertible notes	-	269,271
MKG Doubletree loan	67,716	-
Canton Cooperative Agreement	20,593	-
Aquarian Mortgage Loan	333,333	-
Total	$1,121,613	$3,245,537

Schedule of accounts payable and accrued expenses and other liabilities
	March 31, 2021	December 31, 2020
Accounts payable and accrued expenses	$841,524	$1,094,488
Other liabilities	27,125	27,125
	$868,649	$1,121,613

	December 31, 2020	December 31, 2019
Accounts payable and accrued expenses	$1,094,488	$2,528,251
Other liabilities	27,125	717,286
	$1,121,613	$3,245,537

Schedule of principal payments on notes payable outstanding
For the years ended December 31,	Amount
2021 (nine months)	$51,583,589
2022	21,891,174
2023	1,516,602
2024	4,649,120
2025	25,820,130
Thereafter	13,810,230
Total Gross Principal Payments	$119,270,845

Less: Discount	(16,839,058)

Total Net Principal Payments	$102,431,787

For the year ended December 31,	Amount
2021	$54,058,060
2022	21,044,819
2023	455,000
2024	3,521,989
2025	24,071,671
Thereafter	13,806,000
Total Gross Principal Payments	$116,957,539

Less: Discount	(18,058,172)

Total Net Principal Payments	$98,899,367

Schedule of company valued the warrants assumptions
Warrants
Stock Price	$1.29
Exercise Price	$1.40
Dividend Yield	N/A
Expected Volatility	49.45%
Risk-Free Interest Rate	0.37%
Number of Shares	10,036,925
Value (USD)	$5,196,116
Term (in years)	5.00